Income Tax (Details)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Tax [Abstract]
Deferred tax liabilities		$ 1,600,000
Deferred tax assets		1,600,000
Tax provision				$ 382,000
Tax credits		134,000	€ 114,000
Net loss carryforward		$ 334,400,000		$ 333,900,000	$ 308,700,000
Tax carry forward expiration period	20 years	6 years	6 years